Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net Income	$ 7,794,487	$ 7,207,221	$ 5,918,340
Other Comprehensive Income:
Reclassification Adjustment for Gains Included in Net Income, Net of Taxes of $204,763; $143,317 and $187,775 at December 31, 2019, 2018 and 2017, Respectively	(614,290)	(429,949)	(306,371)
Unrealized Holding Gains (Losses) on Securities Available For Sale, Net of Taxes of $1,675,405; $(1,001,537) and $1,330,097 at December 31, 2019, 2018 and 2017, Respectively	(5,133,884)	3,065,211	(2,161,122)
Amortization of Unrealized Gains on AFS Securities Transferred to HTM	(24,158)	(75,962)	(102,715)
Other Comprehensive Income (Loss)	4,495,436	(3,571,122)	1,752,036
Comprehensive Income	$ 12,289,923	$ 3,636,099	$ 7,670,376